Consolidated Statements of Changes in Shareholders’ Equity (Deficits) - USD ($)		Common stock Previously Reported [Member]	Common stock		Additional paid-in capital Previously Reported [Member]	Additional paid-in capital		Accumulated loss Previously Reported [Member]	Accumulated loss	Previously Reported [Member]	Total
Balance at Dec. 31, 2021			$ 24,706			$ 31,553,044			$ (32,182,245)		$ (604,495)
Balance (in Shares) at Dec. 31, 2021			247,059,590
Capital injection from shareholders			$ 25			499,975					500,000
Capital injection from shareholders (in Shares)			250,000
Share-based compensation						16,676					16,676
Net loss									(432,006)		(432,006)
Balance at Dec. 31, 2022		$ 24,731	$ 3,175	[1]	$ 32,069,695	32,091,251	[1]	$ (32,614,251)	(32,614,251)	$ (519,825)	(519,825)
Balance (in Shares) at Dec. 31, 2022		247,309,590	31,754,844	[1]
Capital injection from shareholders			$ 56	[1]		299,944	[1]				300,000
Capital injection from shareholders (in Shares)	[1]		563,823
Share-based compensation				[1]		45	[1]				45
Balance at Mar. 31, 2023			$ 3,231	[1]		32,391,240	[1]		(32,824,386)		(429,915)
Balance (in Shares) at Mar. 31, 2023	[1]		32,318,667
Balance at Dec. 31, 2022		$ 24,731	$ 3,175	[1]	32,069,695	32,091,251	[1]	(32,614,251)	(32,614,251)	(519,825)	$ (519,825)
Balance (in Shares) at Dec. 31, 2022		247,309,590	31,754,844	[1]
Capital injection from shareholders (in Shares)											17,008,312
Balance at Jun. 30, 2023			$ 3,449	[1]		33,462,546	[1]		(33,562,829)		$ (96,834)
Balance (in Shares) at Jun. 30, 2023	[1]		34,502,554
Balance at Dec. 31, 2022		$ 24,731	$ 3,175	[1]	32,069,695	32,091,251	[1]	(32,614,251)	(32,614,251)	(519,825)	(519,825)
Balance (in Shares) at Dec. 31, 2022		247,309,590	31,754,844	[1]
Capital injection from shareholders			$ 2,647			1,688,603					1,691,250
Capital injection from shareholders (in Shares)			26,474,435
Issuance of ordinary shares to controlling shareholder to settle liabilities due to the shareholder			$ 1,701			1,069,823					1,071,524
Issuance of ordinary shares to controlling shareholder to settle liabilities due to the shareholder (in Shares)			17,008,312
Issuance of ordinary shares to a related party to settle liabilities due to the related party			$ 117			73,836					73,953
Issuance of ordinary shares to a related party to settle liabilities due to the related party (in Shares)			1,173,878
Share-based compensation						45					45
Net loss									(1,815,644)		(1,815,644)
Balance at Dec. 31, 2023		$ 29,196	$ 3,749	[1]	34,902,002	34,927,449	[1]	(34,429,895)	(34,429,895)	501,303	$ 501,303
Balance (in Shares) at Dec. 31, 2023		291,966,215	37,488,807	[1]							37,488,807	[2]
Balance at Mar. 31, 2023			$ 3,231	[1]		32,391,240	[1]		(32,824,386)		$ (429,915)
Balance (in Shares) at Mar. 31, 2023	[1]		32,318,667
Capital injection from shareholders			$ 218	[1]		1,071,306	[1]				1,071,524
Capital injection from shareholders (in Shares)	[1]		2,183,887
Balance at Jun. 30, 2023			$ 3,449	[1]		33,462,546	[1]		(33,562,829)		(96,834)
Balance (in Shares) at Jun. 30, 2023	[1]		34,502,554
Balance at Dec. 31, 2023		$ 29,196	$ 3,749	[1]	34,902,002	34,927,449	[1]	(34,429,895)	(34,429,895)	501,303	$ 501,303
Balance (in Shares) at Dec. 31, 2023		291,966,215	37,488,807	[1]							37,488,807	[2]
Capital injection from shareholders			$ 131	[1]		489,869	[1]				$ 490,000
Capital injection from shareholders (in Shares)	[1]		1,310,740
Balance at Mar. 31, 2024			$ 3,880	[1]		35,417,318	[1]		(34,643,938)		777,260
Balance (in Shares) at Mar. 31, 2024	[1]		38,799,547
Balance at Dec. 31, 2023		$ 29,196	$ 3,749	[1]	$ 34,902,002	34,927,449	[1]	$ (34,429,895)	(34,429,895)	$ 501,303	$ 501,303
Balance (in Shares) at Dec. 31, 2023		291,966,215	37,488,807	[1]							37,488,807	[2]
Balance at Jun. 30, 2024			$ 4,686	[1]		43,490,860	[1]		(35,991,834)		$ 7,503,712
Balance (in Shares) at Jun. 30, 2024			46,859,633	[1]							46,859,633	[2]
Balance at Mar. 31, 2024			$ 3,880	[1]		35,417,318	[1]		(34,643,938)		$ 777,260
Balance (in Shares) at Mar. 31, 2024	[1]		38,799,547
Capital injection from shareholders			$ 120	[1]		456,680	[1]				456,800
Capital injection from shareholders (in Shares)	[1]		1,200,453
Issuance of ordinary shares to controlling shareholder to settle liabilities due to the shareholder			$ 120	[1]		(120)	[1]
Issuance of ordinary shares to controlling shareholder to settle liabilities due to the shareholder (in Shares)	[1]		1,200,000
Issuance of ordinary shares to a related party to settle liabilities due to the related party			$ 9	[1]		899,991	[1]				900,000
Issuance of ordinary shares to a related party to settle liabilities due to the related party (in Shares)	[1]		90,000
Share-based compensation				[1]		107,712	[1]				107,712
Balance at Jun. 30, 2024			$ 4,686	[1]		$ 43,490,860	[1]		$ (35,991,834)		$ 7,503,712
Balance (in Shares) at Jun. 30, 2024			46,859,633	[1]							46,859,633	[2]

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 - Organization and Business Description”).
[2]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).